Right-of-use assets and lease liabilities - Finance Right-of-use assets (Details)	9 Months Ended
Sep. 30, 2024 USD ($)
Right-of-use assets and lease liabilities
Finance right-of-use assets, beginning of the year	$ 2,140,338
Exercise of buy-out options into property, plant and equipment	(699,903)
Depreciation on right-of-use assets	(163,614)
Finance right-of-use assets, end of the year	$ 1,276,821